Significant Accounting Policies - Summary of Principal Foreign Currency Exchange Rates (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CHINA
Significant Accounting Policies [Line Items]
Average foreign exchange rate	7.7875	7.66	7.0788
Closing foreign exchange rate	7.5833	7.8509	7.3582
UNITED STATES
Significant Accounting Policies [Line Items]
Average foreign exchange rate	1.0824	1.0813	1.053
Closing foreign exchange rate	1.0389	1.105	1.0666
Mexico
Significant Accounting Policies [Line Items]
Average foreign exchange rate	19.8314	19.183	21.1869
Closing foreign exchange rate	21.5504	18.7231	20.856
DENMARK
Significant Accounting Policies [Line Items]
Average foreign exchange rate	7.4589	7.4509	7.4396
Closing foreign exchange rate	7.4578	7.4529	7.4365
Brazil
Significant Accounting Policies [Line Items]
Average foreign exchange rate	5.8283	5.401	5.4399
Closing foreign exchange rate	6.4253	5.3618	5.6386
SWITZERLAND
Significant Accounting Policies [Line Items]
Average foreign exchange rate	0.9526	0.9718	1.0047
Closing foreign exchange rate	0.9412	0.926	0.9847
JAPAN
Significant Accounting Policies [Line Items]
Average foreign exchange rate	163.8519	151.9903	138.0274
Closing foreign exchange rate	163.06	156.33	140.66